Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 7 – LEASES

The Company executed a month-to-month cancellable operating lease, leasing office space in an executive suite, commencing on January 1, 2019 for $169 per month. The monthly rent increased to $203 effective October 1, 2019, and to $219 effective October 1, 2020. The Company recorded rent expense of $657 and $609 for the three months ended March 31, 2021 and 2020, respectively.

On May 24, 2019, the Company executed a month-to-month rental agreement to lease furnished premises. The lease term commenced June 1, 2019 for a one-year term with a monthly rent of $11,500 per month and terminates on May 31, 2020. The landlord required a security deposit of $15,000 on the commencement date of the lease, and an additional $10,000 security deposit on November 1, 2019. On May 30, 2019, the Company paid to the landlord security deposit of $15,000 and prepaid the rent of $69,000 for the six months ended November 30, 2019. On October 1, 2019, pursuant to the terms of the lease agreement, the Company paid to the landlord an additional security deposit of $10,000 and prepaid rent of $69,000 for the six months term starting December 1, 2019 to May 31, 2020. On June 24, 2020, the landlord agreed to extend the lease term through the earlier of August 31, 2020 or the end of COVID -19 period, and reduced the month-to-month rent to $8,500 per month. All other terms of the original lease remained the same. The Company recorded a rent expense of $25,500 and $34,500 for the three months ended March 31, 2021 and 2020, respectively. In addition, the Company recorded a rent deposit of $25,000 as of March 31, 2021 and December 31, 2020, respectively.

The Company has recorded total rent expense of $26,157 and $35,109 for all its leases for the three months ended March 31, 2021 and 2020, respectively.

NOTE 7 – LEASES

The Company adopted the new standard on January 1, 2019 using the modified retrospective approach. The Company has elected to apply the transition method that allows companies to continue applying the guidance under the lease standard in effect at that time in the comparative periods presented in these financial statements and recognize a cumulative-effect adjustment to the opening balance of retained earnings on the date of adoption. The Company also elected the “package of practical expedients”, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs.

Results for reporting periods beginning after January 1, 2019 are presented under the new standard, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Upon adoption of the new lease standard, on January 1, 2019, the Company capitalized right-of-use (“ROU”) assets of $124,524 and $132,485 of lease liabilities, within the Company’s condensed balance sheets upon adoption. Additionally, the Company reversed its deferred rent liability of $7,960, which upon adoption became a component of the right-of-use asset. The adoption of this standard did not have an impact on the Company’s statement of operations or cash flows and did not result in a cumulative catch-up adjustment to the opening balance of retained earnings.

On February 9, 2018, the Company executed a non-cancellable operating lease for its principal office with the lease commencing March 1, 2018 for a period of 21 months maturing on November 30, 2019. The Company paid a security deposit of $25,136. The base rent of the lease was $12,202 for the first twelve months, increasing to $12,568 from the month thirteen to month twenty-one. The lease had a provision for rent abatement for the monthly rent of April 2018. The lease terminated on November 30, 2019. The Company recorded rent expense of $129,554 for this non-cancellable lease for its principal office for the year ended December 31, 2019.

The Company executed a month-to-month cancellable operating lease, leasing office space in an executive suite, commencing on January 1, 2019 for $169 per month. The monthly rent increased to $203 effective October 1, 2019, and to $291 effective October 1, 2020. The Company recorded rent expense of $2,490 and $2,130 for the years ended December 31, 2020 and 2019, respectively.

On May 24, 2019, the Company executed a month-to-month rental agreement to lease furnished premises. The lease term commenced June 1, 2019 for a one-year term with a monthly rent of $11,500 per month and terminates on May 31, 2020. The landlord required a security deposit of $15,000 on the commencement date of the lease, and an additional $10,000 security deposit on November 1, 2019. On May 30, 2019, the Company paid to the landlord security deposit of $15,000 and prepaid the rent of $69,000 for the six months ended November 30, 2019. On October 1, 2019, pursuant to the terms of the lease agreement, the Company paid to the landlord an additional security deposit of $10,000 and prepaid rent of $69,000 for the six months term starting December 1, 2019 to May 31, 2020. On June 24, 2020, the landlord agreed to extend the lease term through the earlier of August 31, 2020 or the end of COVID -19 period, and reduced the month-to-month rent to $8,500 per month. All other terms of the original lease remained the same. The Company recorded a rent expense of $117,000 and $80,500 for the years ended December 31, 2020 and 2019, respectively. In addition, the Company recorded a rent deposit of $25,000 as of December 31, 2020 and 2019, respectively.

The Company has recorded total rent expense of $119,490 and $212,184 for all its leases for the years ended December 31, 2020 and 2019, respectively.